INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net deferred tax liability (asset)	$ 8,447	$ 0
Net operating loss carryforwards	102,970	50,000
Valuation allowance	$ 20,508	$ 10,761